Commitments and contingencies - Schedule of Unrecorded Unconditional Purchase Obligations Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) engine helicopter aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligation, number of engines | engine	85
Purchase obligation, number of helicopters | helicopter	11
Flight equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent purchase agreement | aircraft	52
Purchase obligations | Flight equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2025	$ 5,619,000
2026	6,002,100
2027	3,662,100
2028	1,215,100
2029	0
Thereafter	161,000
Total	$ 16,659,300
Number of forward orders | aircraft	296
Number of purchase-leaseback transactions | aircraft	4